Investment Held in Trust Account (Details) - Schedule of carrying value, excluding gross unrealized losses and fair value of held to maturity securities	Dec. 31, 2020 USD ($)
Marketable Securities [Line Items]
Carrying Value	$ 100,016,161
Gross Unrealized Losses	(3,310)
Fair Value	100,012,851
US Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value	99,986,310
Gross Unrealized Losses	(3,310)
Fair Value	$ 99,983,000